Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Revenue - Disaggregation
Uranium Fuel services Other Total
Customer geographical region
Americas $ 1,043,475 $ 307,885 $ 9,959 $ 1,361,319
Europe 592,068 88,759 - 680,827
Asia 516,699 28,913 - 545,612
$ 2,152,242 $ 425,557 $ 9,959 $ 2,587,758
Contract type
Fixed-price $ 821,958 $ 414,289 $ 9,959 $ 1,246,206
Market-related 1,330,284 11,268 - 1,341,552
$ 2,152,242 $ 425,557 $ 9,959 $ 2,587,758
Uranium Fuel services Other Total
Customer geographical region
Americas $ 806,915 $ 289,028 $ 20,025 $ 1,115,968
Europe 284,602 52,112 2,769 339,483
Asia 388,629 23,923 - 412,552
$ 1,480,146 $ 365,063 $ 22,794 $ 1,868,003
Contract type
Fixed-price $ 478,552 $ 355,479 $ 22,794 $ 856,825
Market-related 1,001,594 9,584 - 1,011,178
$ 1,480,146 $ 365,063 $ 22,794 $ 1,868,003

Revenue - Contract liabilities	2023 2022 Beginning of year $ 66,845 $ 23,316 Additions 25,935 45,978 Recognized in revenue (47,403) (2,463) Effect of movements in exchange rates (5) 14 End of year $ 45,372 $ 66,845
Revenue - Remaining performance obligations
2024 2025 2026 2027 2028 Thereafter Total
Uranium $ 676,996 $ 756,597 $ 406,045 $ 367,194 $ 349,872 $ 565,998 $ 3,122,702
Fuel services 356,742 397,922 383,045 356,792 333,166 1,474,806 3,302,473
Total $ 1,033,738 $ 1,154,519 $ 789,090 $ 723,986 $ 683,038 $ 2,040,804 $ 6,425,175